Subsequent Events (Details) - $ / shares	1 Months Ended
	Mar. 27, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequents Events (Textual)
Reverse share split	ratio of 1-for-25
Ordinary shares, par value (in NIS per share)		$ 0.25	$ 0.25	$ 0.25
NIS [Member]
Subsequents Events (Textual)
Ordinary shares, par value (in NIS per share)	$ 0.25